Share-based awards and other equity instruments - Narrative (Details) € in Thousands		3 Months Ended		12 Months Ended
	Apr. 01, 2024 shares	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2016 member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of shares exercised | €				€ 400	€ 12,400	€ 3,100
Granted (in shares) | shares				9,810,235
Share-based payment arrangement, plan modification, incremental cost | €				€ 1,700
Proceeds from exercise of option awards | €				0	€ 365	€ 118
Unrecognized share-based compensation expense | €				€ 13,500
Unrecognized share-based compensation expense, period for recognition				2 years
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction to stock-based compensation expense | €		€ 1,000	€ 1,300
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction to stock-based compensation expense | €		€ 300
Employee Stock Option, Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	2,720,000
Number of options modified (in shares) | shares	6,120,000,000
Employee Stock Option, Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	4,080,000
Number of options modified (in shares) | shares	9,180,000,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term (in years)							10 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares				80,161,948
Number of supervisory board members in plan administration committee | member							2
Share-based payment award, term (in years)							10 years